Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel revenues from spot charters, net of commissions	$ 3,620	$ 0
Vessel revenues from time charters, net of commissions	16,607	23,041
Vessel revenues, net of commissions	$ 20,227	$ 23,041